Fair Value Measurements and Disclosure (Policy)	12 Months Ended
Dec. 31, 2014
Derivatives Policy [Abstract]
Derivatives netting policy

We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.